Rule 497(e)
                                                 File Nos. 33-6540 and 811-5033


                                   SUPPLEMENT

                             Dated April 4, 2001 to
                      Prospectus dated September 30, 2000

                 CITI(SM) SHORT-TERM U.S. GOVERNMENT INCOME FUND


    On or about April 4, 2001, Citibank, N.A., the fund's investment adviser and administrator, expects to transfer its asset management business, including investment management and administration of the fund, to its newly formed affiliate, Citi Fund Management Inc. The fund anticipates that the current Citibank personnel will continue to manage and administer the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.























FD02277 0301

                                                                    Rule 497(e)
                                                 File Nos. 33-6540 and 811-5033


                                   SUPPLEMENT

                             Dated April 4, 2001 to
          Statement of Additional Information dated September 30, 2000

                 CITI(SM) SHORT-TERM U.S. GOVERNMENT INCOME FUND


    On or about April 4, 2001, Citibank, N.A., the fund's investment adviser and administrator, expects to transfer its asset management business, including investment management and administration of the fund, to its newly formed affiliate, Citi Fund Management Inc. The fund anticipates that the current Citibank personnel will continue to manage and administer the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.